Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of geographical areas	The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Other	Total
Revenues
Three months ended June 30, 2023	$1.4	$2.2	$—	$—	$3.6
Three months ended June 30, 2022	0.6	(0.6)	—	—	—

Six months ended June 30, 2023	$0.9	$6.3	$—	$—	$7.2
Six months ended June 30, 2022	2.8	5.2	—	—	8.0

Non-current assets
As at June 30, 2023	$54.7	$363.6	$28.8	$11.1	$458.2
As of December 31, 2022	38.1	213.0	11.6	2.7	265.4